RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jul. 13, 2016
Revenue from Related Parties	$ 0	$ 0	$ 0	$ 23,350,919	$ 23,350,919	$ 50,195,342
Purchases from related parties	0	0	0	6,061,202	6,061,202	26,360,929
Victory City Investments Limited [Member]
Equity Method Investment, Ownership Percentage							51.00%
Ford Glory International Limited [Member]
Revenue from Related Parties	1,809,475		43,994,497		32,646,365
Purchases from related parties	$ 0	$ 0	$ 0	$ 916,527	919,459	$ 6,010,149
Value Plus Macao Commercial Offshore Limited [Member]
Purchases from related parties					2,162,525
Ford Glory International Limited [Member]
Purchases from related parties					$ 562,644